Interest in Entities - Additional Information (Detail)		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Participation Embraer Group	52.80%
Proportion of profit before taxes by other entities		5.00%
Embraer CAE Training Services Ltd. [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%	51.00%	51.00%
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Participation Embraer Group		51.00%	51.00%	51.00%